   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999

                                                             FILE NO. 2-86337
                                                             FILE NO. 811-3835
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                 -------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          Pre-Effective Amendment No.                        / /

                        Post-Effective Amendment No. 16                      /X/

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                Amendment No. 16                             /X/

                                 -------------

                        VALUE LINE CENTURION FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              220 East 42nd Street
                               New York, New York        10017-5891
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

       Registrant's Telephone number, including Area Code: (212) 907-1500

                               David T. Henigson
                                Value Line, Inc.
                              220 East 42nd Street
                         New York, New York 10017-5891
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                    Copy to:
                              Peter D. Lowenstein
                         Two Greenwich Plaza, Suite 100
                              Greenwich, CT 06830

        It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b)

        / / on (date) pursuant to paragraph (b)

        / / 60 days after filing pursuant to paragraph (a)(1)

        / / 75 days after filing pursuant to paragraph (a)(2)

       /X/ on May 1, 1999 pursuant to paragraph (a)(1)

        / / on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        VALUE LINE CENTURION FUND, INC.

                        --------------------------------
                                   PROSPECTUS
                                  MAY 1, 1999
--------------------------------------------------------------------------------

                                     [LOGO]

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
                              SECURITIES OR PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                   TABLE OF CONTENTS
--------------------------------------------------------------------------------

               FUND SUMMARY

                          What is the Fund's goal? PAGE 2

                          What are the Fund's main investment strategies? PAGE 2

                          What are the main risks of investing in the Fund? PAGE
                          2

                          How has the Fund performed? PAGE 3

                          What are the Fund's fees and expenses? PAGE 4

 HOW WE MANAGE THE FUND

  Our investment strategies PAGE 5

  The risks of investing in the Fund PAGE 6

                     WHO MANAGES THE FUND

                                    Investment Adviser PAGE 7

                                    Management fees PAGE 7

                                    Portfolio management PAGE 7

        ABOUT YOUR ACCOUNT

              How to buy and sell shares PAGE 8

              Dividends, distributions and taxes PAGE 9

                       FINANCIAL HIGHLIGHTS

                                        Financial Highlights PAGE 10

                   FUND SUMMARY
--------------------------------------------------------------------------------

WHAT IS THE FUND'S GOAL?

                   The Fund's investment objective is long-term growth of capital. Although the Fund will strive to achieve this goal, there is no assurance that it will. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by the Guardian Insurance & Annuity Company, Inc. ("GIAC").

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

                   To achieve the Fund's goals, we invest substantially all of the Fund's net assets in common stocks. In selecting securities for purchase or sale, we rely on the Value Line Timeliness-TM- Ranking System which compares the Adviser's estimate of the probable market performance of each stock during the next twelve months relative to all of the approximately 1,700 stocks under review.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

                   Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. The Fund will be affected by changes in stock prices which tend to fluctuate more than bond prices. An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 6.

HOW HAS THE FUND PERFORMED?

                   This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's shares have varied over the past ten calendar years, as well as the average annual returns of these shares for one, five, and ten years all compared to the performance of the S&P 500-Registered Trademark-, a broad based market index. You should remember that unlike the Fund, this index is unmanaged and does not include the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   YEAR BY YEAR RETURNS (%)

                   EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          31.49%
1990           5.56%
1991          52.18%
1992           5.93%
1993           9.21%
1994          -2.21%
1995          40.08%
1996          17.34%
1997          21.39%
1998          27.47%

BEST QUARTER:                             Q4 1998  +29.26%
WORST QUARTER:                            Q3 1990  (15.29%)

                   AVERAGE ANNUAL RETURN AS OF 12/31/98

                                        1 YEAR        5 YEARS     10 YEARS
--------------------------------------------------------------------------
FUND                                 27.47%          19.99%       19.78%
--------------------------------------------------------------------------
S&P 500-REGISTERED TRADEMARK- INDEX  28.58%          24.06%       19.21%
--------------------------------------------------------------------------

WHAT ARE THE FUND'S FEES AND EXPENSES?

                   These tables describe the fees and expenses you pay in connection with an investment in the Fund.

                   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES   NONE
AS A PERCENTAGE OF OFFERING PRICE
--------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGES (LOAD) AS A          NONE
PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PRICE, WHICHEVER IS LOWER
--------------------------------------------------------
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON REINVESTED
DIVIDENDS                                           NONE
--------------------------------------------------------
REDEMPTION FEE                                      NONE
--------------------------------------------------------
EXCHANGE FEE                                        NONE
--------------------------------------------------------
MAXIMUM ACCOUNT FEE                                 NONE
--------------------------------------------------------

                   Annual Fund operating expenses are expenses that are deducted from the Fund's assets.

                   ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)

---------------------------------------------------------
MANAGEMENT FEES                                     0.50%
---------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES               NONE
---------------------------------------------------------
OTHER EXPENSES                                      0.09%
---------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                0.59%
---------------------------------------------------------

                   EXAMPLE
                   This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                    $60          $189         $329         $738

                   HOW WE MANAGE THE FUND
--------------------------------------------------------------------------------

OUR INVESTMENT STRATEGIES

                   We analyze economic and market conditions, seeking to identify the market sector or securities that we think make the best investments. The following is a description of how the Adviser pursues the Fund's objectives.

                   In selecting securities for purchase or sale, the Adviser relies on the Value Line Timeliness-TM- Ranking System which has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors. The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks. On a scale of 1 (highest) to 5 (lowest), the rankings compare an estimate of the probable market performance of each stock during the coming twelve months relative to all 1,700 stocks under review. The Rankings are updated weekly to reflect the most recent information.

                   At least 90% of the Fund's portfolio will typically consist of common stocks ranked 1 or 2 by the Value Line Timeliness Ranking System. Stocks that fall in rank below 2 will be sold as soon as practical, although stocks ranked 1 or 2 may also be sold if the Adviser deems a sale to be advisable. There are at present 100 stocks ranked 1 and 300 stocks ranked 2.

                   The Value Line Timeliness Ranking System does not eliminate market risk, but the Adviser believes that it provides objective standards for determining whether the market is undervaluing or overvaluing a particular security. Reliance upon the 1 and 2 rankings, whenever feasible, is a fundamental policy of the Fund which may not be changed without shareholder approval. Accordingly, the Fund generally will purchase and hold securities which are believed to have relatively superior potential for capital appreciation over the next six to twelve months. Reliance on the rankings is no assurance that the Fund will perform more favorably than the market in general over any particular period.

                   TEMPORARY DEFENSIVE POSITION
                   From time to time in response to adverse market or other conditions, we may invest a portion of the Fund's net assets in cash or cash equivalents, debt securities or bonds, for temporary defensive purposes. To the extent we invest in such securities, we may not achieve the Fund's goal.

                   PORTFOLIO TURNOVER
                   The Fund may engage in active and frequent trading of portfolio securities in order to take advantage of better investment opportunities to achieve its investment objectives which would result in higher brokerage commissions and other expenses. High portfolio turnover may negatively affect the Fund's performance.

THE RISKS OF INVESTING IN THE FUND

                   Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Therefore, before you invest in this Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in it to be a long-term investment that will best meet its objectives when held for a number of years. The Fund limits its investments to stocks ranked 1 or 2 by the Value Line Timeliness Ranking System. Over certain periods of time, the price of other securities may appreciate to a greater extent than those securities in the Fund's portfolio. The Fund's use of the Value Line Ranking Systems involves the risk that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund's portfolio. Please see the Statement of Additional Information for a further discussion of risks. Information on the Fund's recent holdings can be found in the Fund's current annual or semi-annual report.

                   YEAR 2000 RISKS
                   Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's service providers do not properly process and calculate date-related information and data after January 1, 2000. The Adviser is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

                   WHO MANAGES THE FUND
--------------------------------------------------------------------------------

                   The business and affairs of the Fund are managed by the Fund's officers under the direction of the Fund's Board of Directors.

INVESTMENT ADVISER

                   Value Line, Inc. serves as the Fund's investment adviser and manages the Fund's business affairs. Value Line also acts as investment adviser to the other Value Line mutual funds and furnishes investment counseling services to private and institutional clients with combined assets of over $5 billion.

                   The Adviser was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. which with its predecessor has been in business since 1931. A subsidiary of the Adviser publishes The Value Line Investment Survey and other publications.

MANAGEMENT FEES

                   For managing the Fund and its investments, the Adviser is paid a yearly fee of 0.50% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT

                   A committee of employees of the Investment Adviser is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

                   ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY AND SELL SHARES

                   You may invest in the Fund only by purchasing certain variable annuity and variable insurance contracts ("Contracts") issued by GIAC. The Fund continuously offers its shares to GIAC's separate accounts at the net asset value per share next determined after a proper purchase request has been received by GIAC. GIAC then offers to owners of the Contracts ("Contractowners") units in its separate accounts which directly correspond to shares in the Fund. GIAC submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to GIAC by such Contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 by first class mail or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 by overnight or express mail. The Fund redeems shares from GIAC's separate accounts at the net asset value per share next determined after receipt of a redemption order from GIAC.

                   THE ACCOMPANYING PROSPECTUS FOR A GIAC VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE POLICY DESCRIBES THE ALLOCATION, TRANSFER AND WITHDRAWAL PROVISIONS OF SUCH ANNUITY OR POLICY.

                    / / NET ASSET VALUE

                   We determine the Fund's net asset value (NAV) per share as of the close of regular trading on the New York Stock Exchange each day that exchange is open for business. We calculate NAV by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities for which market prices or quotations are available at their market value. We price securities for which market valuations are not available at their fair market value as determined by the Board of Directors. Any investments which have a maturity of less than 60 days we price at amortized cost. The amortized cost method of valuation involves valuing a security at its cost and accruing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

                   The Fund intends to pay dividends from its net investment income and distribute any capital gains that it has realized annually. All dividends and capital gains distributions will be automatically reinvested, at net asset value, by GIAC's separate accounts in additional shares of the Fund.

                   Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The prospectus for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts to Contractowners.

                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                   The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800-221-3253.

                   FINANCIAL HIGHLIGHTS

                   -------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK
OUTSTANDING THROUGHOUT EACH YEAR:
                                                              YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                            1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $25.52          $24.83          $24.25          $17.83          $18.52
----------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM INVESTMENT
    OPERATIONS:

    Net investment income                    .09             .09             .08             .12             .10

    Net gains or losses on
      securities (both realized and
      unrealized)                           6.67            5.30            3.71            6.96            (.51)
----------------------------------------------------------------------------------------------------------------
    Total income (loss) from
      investment operations                 6.76            5.39            3.79            7.08            (.41)
----------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:

    Dividends from net investment
      income                                (.09)           (.09)           (.12)           (.10)           (.01)

    Distributions from capital
      gains                                (1.75)          (4.61)          (3.09)           (.56)           (.27)
----------------------------------------------------------------------------------------------------------------
    Total distributions                    (1.84)          (4.70)          (3.21)           (.66)           (.28)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $30.44          $25.52          $24.83          $24.25          $17.83
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                              27.47%          21.39%          17.34%          40.08%          (2.21)%
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in
  thousands)                         $   815,207     $   720,091     $   639,341     $   525,449     $   352,745

Ratio of expenses to average net
  assets                                     .59%(1)         .60%(1)         .59%(1)         .62%            .61%

Ratio of net income to average net
  assets                                     .31%            .35%            .36%            .60%            .57%

Portfolio turnover rate                      112%             85%            141%            114%            122%

                   (1) After offset of custody credits. Excluding the custody credits would not have changed the expense ratio.
                   * Total returns do not reflect the effects of charges
                     deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total return for all periods shown.
--------------------------------------------------------------------------------

FOR MORE INFORMATION

                   Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information dated May 1, 1999, which we have filed electronically with the Securities and Exchange Commission
                   (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to the Fund, c/o GIAC, 201 Park Avenue South, New York, NY 10003 or call toll-free 800-221-3253.

                   You can find reports and other information about the Fund on the SEC Web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on operation of the public reference room by calling the SEC at 1-800-SEC-0330.

                   INVESTMENT ADVISER                                CUSTODIAN
                   VALUE LINE, INC.                                  STATE STREET BANK AND TRUST COMPANY
                   220 EAST 42ND STREET                              225 FRANKLIN STREET
                   NEW YORK, NY 10017-5891                           BOSTON, MA 02110

                                                                     File no. 811-3835

                        VALUE LINE CENTURION FUND, INC.

              220 East 42nd Street, New York, New York 10017-5891
                                 1-800-223-0818
                               www.valueline.com

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1999
-------------------------------------------------------------------------------

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Value Line Centurion Fund, Inc. dated May 1, 1999, a copy of which may be obtained without charge by writing or telephoning the Fund. The financial statements, accompanying notes and report of independent auditors appearing in the Fund's 1998 Annual Report to Shareholders are incorporated by reference in this Statement. A copy of the Annual Report is available from the Fund upon request and without charge by calling 800-223-0818.

                                 --------------

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                      ---------
Description of the Fund and Its Investments and Risks...............................       B-2
Management of the Fund..............................................................       B-4
Investment Advisory and Other Services..............................................       B-6
Brokerage Allocation and Other Practices............................................       B-8
Capital Stock.......................................................................       B-9
Purchase, Redemption and Pricing of Shares..........................................       B-9
Taxes...............................................................................       B-10
Performance Data....................................................................       B-11
Financial Statements................................................................       B-11

             DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

    CLASSIFICATION. The Fund is an open-end, diversified management investment company incorporated in Maryland in 1983. The Fund's investment adviser is Value Line, Inc. (the "Adviser").

    INVESTMENT STRATEGIES AND RISKS. The primary investment objective of the Fund is long-term growth of capital. The Fund's investment objective cannot be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objective. There are risks in all investments, including any stock investment, and in all mutual funds that invest in stocks.

    The Fund seeks to achieve its investment objective by investing substantially all of its assets in common stocks ranked 1 or 2 for year-ahead performance by the Value Line Timeliness Ranking System. However, a portion of its assets may be held from time to time in cash, debt securities, bonds or preferred stocks when the Adviser deems such a position appropriate in the light of economic or market conditions. The Fund may also purchase restricted securities, write covered call options, purchase and sell stock index futures contracts and options thereon, and enter into repurchase agreements.

    REPURCHASE AGREEMENTS. The Fund may invest temporary cash balances in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or a securities dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Board of Directors monitors the creditworthiness of parties with which the Fund enters into repurchase agreements.

    YEAR 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

    The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.

    FUND POLICIES.

          (i)
            The Fund may not issue senior securities except evidences of indebtedness permitted under clause (ii) below.

         (ii)
            The Fund may not borrow money in excess of 10% of the value of its assets and then only as a temporary measure to meet unusually heavy redemption requests or for other extraordinary or emergency purposes. Securities will not be purchased while borrowings are outstanding. No assets of the Fund may be pledged, mortgaged or otherwise encumbered, transferred or assigned to secure a debt.

        (iii)
            The Fund may not engage in the underwriting of securities except to the extent that the Fund may be deemed an underwriter as to restricted securities under the Securities Act of 1933 in selling portfolio securities.

         (iv)
            The Fund may not invest 25% or more of its assets in securities of issuers in any one industry.

          (v)
            The Fund may not purchase securities of other investment companies or invest in real estate, mortgages or illiquid securities of real estate investment trusts although the Fund may purchase securities of issuers which engage in real estate operations.

         (vi)
            The Fund may not lend money except in connection with the purchase of debt obligations or by investment in repurchase agreements, provided that repurchase agreements maturing in more than seven days when taken together with other illiquid investments do not exceed 10% of the Fund's assets.

        (vii)
            The Fund may not engage in arbitrage transactions, short sales, purchases on margin or participate on a joint or joint and several basis in any trading account in securities.

       (viii)
            The Fund may not write, purchase or sell any put or call options or any combination thereof.

         (ix)
            The Fund may not invest more than 5% of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          (x)
            The Fund may not invest more than 5% of its total assets in securities of issuers having a record, together with its predecessors, of less than three years of continuous operation. This restriction does not apply to any obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (xi)
            The Fund may not purchase securities for the purpose of exercising control over another company.

        (xii)
            The Fund may not invest more than 5% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges except that warrants attached to other securities are not subject to these limitations.

       (xiii)
            The Fund may not invest in commodities or commodity contracts.

        (xiv)
            The Fund may not purchase the securities of any issuer if, to the knowledge of the Fund, those officers and directors of the Fund and of the Adviser, who each owns more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such securities.

         (xv)
            The primary investment objective of the Fund is long-term growth of capital.

    If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction. For purposes of industry classifications, the Fund follows the industry classifications in The Value Line Investment Survey.

    The policies set forth above may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund which means the lesser of (1) the holders of more than 50% of the outstanding shares of capital stock of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

    Since the Fund will be used as an investment vehicle for variable annuity contracts and variable life insurance policies issued through The Guardian Insurance & Annuity Company Inc. ("GIAC"), its investments may be subject in the future to further restrictions under the insurance laws and regulations of the states in which such contracts or policies are offered for sale.

                             MANAGEMENT OF THE FUND

    The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. Set forth below is certain information regarding the Directors and Officers of the Fund.

                             DIRECTORS AND OFFICERS

NAME, ADDRESS AND AGE               POSITION WITH FUND       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------------  ---------------------  ---------------------------------------------
*Jean Bernhard Buttner              Chairman of the Board  Chairman, President and Chief Executive
 Age 64                             of Directors and       Officer of the Adviser and Value Line Pub-
                                    President              lishing, Inc. Chairman and President of the
                                                           Value Line Funds and Value Line Securities,
                                                           Inc. (the "Distributor"); Chairman and
                                                           President of each of the 15 Value Line Funds.
 John W. Chandler                   Director               Consultant, Academic Search Consultation
 2801 New Mexico Ave., N.W.                                Service, Inc. Trustee Emeritus and Chairman
 Washington, DC 20007                                      (1993-1994) of Duke University; President
 Age 75                                                    Emeritus, Williams College.

NAME, ADDRESS AND AGE               POSITION WITH FUND       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------------  ---------------------  ---------------------------------------------
*Leo R. Futia                       Director               Retired Chairman and Chief Executive Officer
 201 Park Avenue South                                     of The Guardian Life Insurance Company of
 New York, NY 10003                                        America and Director since 1970. Director
 Age 79                                                    (Trustee) of The Guardian Insurance & Annuity
                                                           Company, Inc., Guardian Investor Services
                                                           Corporation and the Guardian-sponsored mutual
                                                           funds.
 David H. Porter                    Director               President Emeritus, Skidmore College since
 791 North Broadway                                        January 1, 1999; President, Skidmore College,
 Saratoga Springs, NY 12866                                1987-1998; Director of Adirondack Trust
 Age 63                                                    Company.
 Paul Craig Roberts                 Director               Chairman, Institute for Political Economy;
 505 S. Fairfax Street                                     Director, A. Schulman Inc. (plastics).
 Alexandria, VA 22320
 Age 60
 Nancy-Beth Sheerr                  Director               Chairman, Radcliffe College Board of
 1409 Beaumont Drive                                       Trustees.
 Gladwyne, PA 19035
 Age 49
 Philip J. Orlando, CFA             Vice President         Chief Investment Officer with the Adviser's
 Age 40                                                    Asset Management Division since 1995.
 Nancy Bendig                       Vice President         Portfolio Manager with the Adviser
 Age 43
 David T. Henigson                  Vice President,        Director, Vice President and Compliance
 Age 41                             Secretary and          Officer of the Adviser. Director and Vice
                                    Treasurer              President of the Distributor. Vice Presi-
                                                           dent, Secretary and Treasurer of each of the
                                                           15 Value Line Funds.

--------------
* "Interested" director as defined in the Investment Company Act of 1940 (the "1940 Act").

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY.

    Directors of the Fund are also directors/trustees of 11 other Value Line Funds.

    The following table sets forth information regarding compensation of Directors by the Fund and by the Fund and the eleven other Value Line Funds of which each of the Directors is a director or trustee for the fiscal year ended December 31, 1998. Directors who are officers or employees of the Adviser do not receive any compensation from the Fund or any of the Value Line Funds.

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED DECEMBER 31, 1998

                                                                                                   TOTAL
                                                                  PENSION OR       ESTIMATED    COMPENSATION
                                                                  RETIREMENT        ANNUAL       FROM FUND
                                                AGGREGATE          BENEFITS        BENEFITS       AND FUND
                                              COMPENSATION     ACCRUED AS PART       UPON         COMPLEX
NAME OF PERSONS                                 FROM FUND      OF FUND EXPENSES   RETIREMENT     (12 FUNDS)
-------------------------------------------  ---------------  ------------------  -----------  --------------
Jean B. Buttner                                 $     -0-                N/A             N/A     $      -0-
John W. Chandler                                    2,968                N/A             N/A         35,620
Leo R. Futia                                        2,718                N/A             N/A         32,620
David H. Porter                                     2,968                N/A             N/A         35,620
Paul Craig Roberts                                  2,718                N/A             N/A         32,620
Nancy-Beth Sheer                                    2,968                N/A             N/A         35,620

    As of the date of this Statement of Additional Information, The Guardian Insurance & Annuity Company, Inc., a Delaware corporation, owned all of the outstanding shares of the Fund. Such shares are allocated to one or more Guardian separate accounts which are registered as unit investment trusts under the 1940 Act. The address of The Guardian Insurance & Annuity Company, Inc. is 201 Park Avenue South, New York, New York. It is a subsidiary of The Guardian Life Insurance Company of America, a mutual life insurance company organized under the laws of the State of New York.

                     INVESTMENT ADVISORY AND OTHER SERVICES

    The Fund's investment adviser is Value Line, Inc. (the "Adviser"). Arnold Bernhard & Co., Inc., 220 East 42nd Street, New York, NY 10017, a holding company, owns approximately 81% of the outstanding shares of the Adviser's common stock. Jean Bernhard Buttner, Chairman, President and Chief Executive Officer of the Adviser and Chairman and President of the Fund, owns all of the voting stock of Arnold Bernhard & Co., Inc.

    The investment advisory agreement between the Fund and the Adviser, dated August 10, 1988, provides for an advisory fee at an annual rate of 0.50% of the Fund's average daily net assets. During 1996, 1997 and 1998, the Fund paid or accrued to the Adviser advisory fees of $2,927,833, $3,485,040 and $3,632,919, respectively.

    The investment advisory agreement provides that the Adviser shall render investment advisory and other services to the Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the Fund. The Fund pays all other expenses not assumed by the Adviser including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agents, legal and accounting fees, fees and expenses in connection with qualification under federal and state securities laws and costs of shareholder reports and proxy materials. In addition, the Fund has agreed to reimburse GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on behalf of the Fund. See note 4 of the notes to the Fund's financial statements for the year ended December 31, 1998. The Fund has agreed that it will use the words "Value Line" in its name only so long as Value Line, Inc. serves as investment adviser to the Fund. The agreement will terminate upon its assignment.

    The Adviser acts as investment adviser to 14 other investment companies constituting The Value Line Family of Funds and furnishes investment counseling services to private and institutional accounts with combined assets in excess of $5 billion.

    Certain of the Adviser's clients may have investment objectives similar to the Fund and certain investments may be appropriate for the Fund and for other clients advised by the Adviser. From time to time, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one or more other clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time. In such event, such transactions, to the extent practicable, will be averaged as to price and allocated as to amount in proportion to the amount of each order. In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the Fund. In other cases, however, it is believed that the ability of the Fund to participate, to the extent permitted by law, in volume transactions will produce better results for the Fund.

    The Adviser and/or its affiliates, officers, directors and employees may from time to time own securities which are also held in the portfolio of the Fund. The Adviser has imposed rules upon itself and such persons requiring monthly reports of security transactions for their respective accounts and restricting trading in various types of securities in order to avoid possible conflicts of interest. The Adviser may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers or financings. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the Fund. As of the date of this Statement of Additional Information no such agreements exist.

    The Fund has entered into a distribution agreement with Value Line Securities, Inc. (the "Distributor") whose address is 220 East 42nd Street, New York, NY 10017, pursuant to which the Distributor acts as principal underwriter and distributor of the Fund for the sale and distribution of its shares. The Distributor is a wholly-owned subsidiary of the Adviser. For its services under the agreement, the Distributor is not entitled to receive any compensation. The Distributor also serves as distributor to the other Value Line funds. Jean Bernhard Buttner is Chairman and President of the Distributor.

    The Adviser has retained State Street Bank and Trust Company ("State Street") to provide certain bookkeeping and accounting services for the Fund. The Adviser pays State Street $32,400 per annum for each Value Line fund for which State Street provides these services. State Street, whose address is 225 Franklin Street, Boston, MA 02110, also acts as the Fund's custodian, transfer agent and dividend-paying agent. As custodian, State Street is responsible for safeguarding the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. As transfer agent and dividend-paying agent, State Street effects transfers of Fund shares by the registered owners and transmits payments for dividends and distributions declared by the Fund. National Financial Data Services, Inc., a State Street affiliate, whose address is 330 W. 9th Street, Kansas City, MO 64105, provides certain transfer agency functions to the Fund as an agent for State Street. PricewaterhouseCoopers LLP, whose address is 1177 Avenue of the Americas, New York, NY 10036, acts as the Fund's independent accountants and also performs certain tax preparation services.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of the Adviser, are able to execute them as expeditiously as possible and at the best obtainable price. Debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. The Adviser is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission charged is reasonable in relation to the value of the brokerage and research services provided. Such allocation will be in such amounts and in such proportions as the Adviser may determine. Orders may also be placed with brokers or dealers who sell shares of the Fund or other funds for which the Adviser acts as investment adviser, but this fact, or the volume of such sales, is not a consideration in their selection. During 1996, 1997 and 1998, the Fund paid brokerage commissions of $1,324,485, $763,773 and $1,298,590, respectively, of which $835,307 (63%),
$448,753 (59%) and $785,670 (61%), respectively, was paid to Value Line Securities, Inc., the Fund's distributor and a subsidiary of the Adviser. Value Line Securities, Inc. clears transactions for the Fund through unaffiliated broker-dealers.

    The Board of Directors has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid to Value Line Securities or any other "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions. The procedures require that the Adviser furnish reports to the Directors with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto. During 1998, $1,085,655 (84%) of the Fund's brokerage commissions were paid to brokers or dealers solely for their services in obtaining the best prices and executions; the balance, or $212,935 (16%), went to brokers or dealers who provided information or services to the Adviser and, therefore, indirectly to the Fund and to shareholders of the Value Line funds. The information and services furnished to the Adviser include the furnishing of research reports and statistical compilations and computations and the providing of current quotations for securities. The services and information were furnished to the Adviser at no cost to it; no such services or information were furnished directly to the Fund, but certain of these services might have relieved the Fund of expenses which it would otherwise have had to pay. Such information and services are considered by the Adviser, and brokerage commissions are allocated in accordance with its assessment of such information and services, but only in a manner consistent with the placing of purchase and sale orders with brokers and/or dealers, which, in the judgment of the Adviser, are able to execute such orders as expeditiously as possible and at the best obtainable price. The Fund is advised that the receipt of such information and services has not reduced in any determinable amount the overall expenses of the Adviser.

    PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rate may exceed 100%. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent that the Fund engages in short-term trading in attempting to achieve its objective, it may increase portfolio turnover and incur higher brokerage commissions and other expenses than might otherwise be the case. The Fund's portfolio turnover rate for recent fiscal years is shown under "Financial Highlights" in the Fund's Prospectus.

                                 CAPITAL STOCK

    Each share of the Fund's common stock, $1 par value, has one vote with fractional shares voting proportionately. Shares have no preemptive rights, are freely transferable, are entitled to dividends as declared by the Directors and, if the Fund were liquidated, would receive the net assets of the Fund.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES: Shares of the Fund are purchased at net asset value next calculated after receipt of a purchase order. Shares of the Fund are available to the public only through the purchase of certain contracts or policies issued by GIAC. There are no minimum investor requirements.

REDEMPTION: The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period, by the Fund under the following conditions authorized by the 1940 Act: (1) For any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) For any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; (3) For such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

    The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time.

NET ASSET VALUE: The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received. The New York Stock Exchange is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday if one of these days falls on a Saturday or Sunday, respectively. The net asset value per share is determined by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the

Fund are valued at fair value as the Board of Directors or persons acting at their direction may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market.

                                     TAXES

    The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund so qualified during the Fund's last fiscal year. By so qualifying, the Fund is not subject to Federal income tax on its net investment income or net realized capital gains which are distributed to GIAC's separate accounts. The Fund's net investment income is made up of dividends and interest, less expenses. The computation of net capital gains takes into account any capital loss carry forward of the Fund.

    Federal tax regulations require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts to Contractowners.

                                PERFORMANCE DATA

    From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual compounded rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. The Fund may also advertise aggregate total return information for different periods of time.

    The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:
                         P(1+T) to the power of n = ERV

               Where:  P     =     a hypothetical initial purchase order of
                                   $1,000
                       T     =     average annual total return
                       n     =     number of years
                       ERV   =     ending redeemable value of the
                                   hypothetical $1,000 purchase at the end
                                   of the period.

    The Fund's average annual total returns for the one, five and ten year periods ending December 31, 1998 were 27.47%, 19.99% and 19.78%, respectively.

    The Fund's total return may be compared to relevant indices and data from Lipper Analytical Services, Inc., Morningstar or Standard & Poor's Indices.

    From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

    Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield, total return or distribution rate for any period should not be considered as a representation of what an investment may earn or what an investor's total return, yield or distribution rate may be in any future period.

                              FINANCIAL STATEMENTS

    The Fund's financial statements for the year ended December 31, 1998, including the financial highlights for each of the five fiscal years in the period ended December 31, 1998, appearing in the 1998 Annual Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent accountants, appearing therein, are incorporated by reference in this Statement of Additional Information.

                           PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS.

    (a) Articles of Incorporation.

    (b) By-laws.

    (c) Not applicable.

    (d) Investment Advisory Agreement.

    (e) Distribution Agreement.

    (f)  Not applicable.

    (g) Custodian Agreement.

    (h) Agreement with The Guardian Insurance & Annuity Company, Inc.

    (i)  Legal Opinion.

    (j)  Consent of independent accountants.

    (k) Not applicable.

    (l)  Not applicable.

    (m) Not applicable.

    (27) Financial data schedule.

    (o) Not applicable.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None

ITEM 25.  INDEMNIFICATION.

    Incorporated by reference to Article Sixth (7) of the Articles of Incorporation filed as Exhibit (a) hereto.

ITEM 26.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Value Line, Inc., Registrant's investment adviser, acts as investment adviser for a number of individuals, trusts, corporations and institutions, in addition to the registered investment companies in the Value Line Family of Funds listed in Item 27.

                                     POSITION WITH
           NAME                       THE ADVISER                              OTHER EMPLOYMENT
--------------------------  --------------------------------  ---------------------------------------------------
Jean Bernhard Buttner       Chairman of the Board, President  Chairman of the Board and Chief Executive Officer
                            and Chief Executive Officer       of Arnold Bernhard & Co., Inc. and Chairman of the
                                                              Value Line Funds and the Distributor

Samuel Eisenstadt           Senior Vice President and         ---------------------------------------------
                            Director

David T. Henigson           Vice President, Treasurer and     Vice President and a Director of Arnold Bernhard &
                            Director                          Co., Inc. and the Distributor

Howard A. Brecher           Vice President, Secretary and     Vice President, Secretary, Treasurer and a Director
                            Director                          of Arnold Bernhard & Co., Inc.

                                     POSITION WITH
           NAME                       THE ADVISER                              OTHER EMPLOYMENT
--------------------------  --------------------------------  ---------------------------------------------------
Harold Bernard, Jr.         Director                          Retired Administrative Law Judge

W. Scott Thomas             Director                          Partner, Brobeck, Phleger & Harrison, attorneys,
                                                              One Market Plaza, San Francisco, CA 94105

Linda S. Wilson             Director                          President, Radcliffe College, 10 Garden Street,
                                                              Cambridge, MA 02138

ITEM 27.  PRINCIPAL UNDERWRITERS.

    (a) Value Line Securities, Inc., acts as principal underwriter for the following Value Line funds, including the Registrant: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line U.S. Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; Value Line U.S. Multinational Company Fund, Inc.

    (b)

                                  (2)
                              POSITION AND             (3)
           (1)                  OFFICES            POSITION AND
   NAME AND PRINCIPAL       WITH VALUE LINE        OFFICES WITH
    BUSINESS ADDRESS        SECURITIES, INC.        REGISTRANT
-------------------------  ------------------  --------------------
Jean Bernhard Buttner      Chairman of the     Chairman of the
                           Board               Board and President

David T. Henigson          Vice President,     Vice President,
                           Secretary,          Secretary and
                           Treasurer and       Treasurer
                           Director

Stephen LaRosa             Asst. Vice          Asst. Treasurer
                           President

        The business address of each of the officers and directors is 220 East 42nd Street, NY 10017-5891.

    (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          Value Line, Inc.
        220 East 42nd Street
        New York, NY 10017
        For records pursuant to:
        Rule 31a-1(b)(4),(5),(6),(7),(10),(11)
        Rule 31a-1(f)

          State Street Bank and Trust Company
        c/o NFDS
        P.O. Box 419729
        Kansas City, MO 64141
        For records pursuant to Rule 31a-1(b)(2)(iv)

          State Street Bank and Trust Company
225 Franklin Street
        Boston, MA 02110
        For all other records

ITEM 29.  MANAGEMENT SERVICES.

    None.

ITEM 30.  UNDERTAKINGS.

    None.

                                 --------------

                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 16 to the registration statement on Form N-1A (the "Registration Statement") of our report dated February 9, 1999, relating to the financial statements and financial highlights appearing in the December 31, 1998 Annual Report to Shareholders of Value Line Centurion Fund, Inc., which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Financial Highlights" in the Prospectus and under the heading "Financial Statements" in the Statement of Additional Information.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 22, 1999

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of February, 1999.

                                          VALUE LINE CENTURION FUND, INC.

                                          By:     /s/ DAVID T. HENIGSON
                                             ...................................

                                             DAVID T. HENIGSON, VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

                              SIGNATURES                                   TITLE                        DATE
           ------------------------------------------------  ---------------------------------  ---------------------

                           *JEAN B. BUTTNER                  Chairman and Director; President;      February 22, 1999
                          (JEAN B. BUTTNER)                    Principal Executive Officer

                          *JOHN W. CHANDLER                  Director                               February 22, 1999
                          (JOHN W. CHANDLER)

                            *LEO R. FUTIA                    Director                               February 22, 1999
                            (LEO R. FUTIA)

                           *DAVID H. PORTER                  Director                               February 22, 1999
                          (DAVID H. PORTER)

                         *PAUL CRAIG ROBERTS                 Director                               February 22, 1999
                         (PAUL CRAIG ROBERTS)

                          *NANCY-BETH SHEERR                 Director                               February 22, 1999
                         (NANCY-BETH SHEERR)

                        /s/ DAVID T. HENIGSON                Treasurer; Principal Financial         February 22, 1999
           ................................................    and Accounting Officer
                         (DAVID T. HENIGSON)

*By       /s/ DAVID T. HENIGSON
   ...................................

           (DAVID T. HENIGSON,
            ATTORNEY-IN-FACT)